Leases (Narrative) (Details) € in Thousands, ₪ in Thousands, $ in Thousands	1 Months Ended	6 Months Ended
	Apr. 30, 2021 EUR (€)	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 ILS (₪)	Jun. 30, 2021 USD ($)	[1]	Dec. 31, 2020 EUR (€)
Disclosure of maturity analysis of operating lease payments [line items]
Lease Liability		€ 23,812
Right-of-use asset		€ 22,944		$ 27,271		€ 17,209
Pumped storage [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease agreements (Years)		25	25
Lease Liability		€ 10,629
Right-of-use asset		10,629
Amount of outstanding	€ 7,616	€ 39,293	₪ 153,741

[1]	Convenience translation into US$ (exchange rate as at June 30, 2021: EUR 1 = US$ 1.189)